Tax - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Deferred tax assets, at 1 January	£ 5,185
Deferred tax assets, at 31 December	5,005	£ 5,185
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(157)
Deferred tax liabilities, at 31 December	(125)	(157)
Disposal group
Deferred tax assets
Deferred tax assets, at 1 January	0
Deferred tax assets, at 31 December	13	0
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January	7,409	8,741
(Charge) credit to the income statement	(480)	(714)
(Charge) credit to other comprehensive income	7	(630)
Transfer to disposal group	(13)
Other credit to equity	(23)	12
Deferred tax assets, at 31 December	6,900	7,409
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(2,381)	(2,528)
Credit (charge) to the income statement	175	77
Credit to other comprehensive income	176	119
Acquisitions		(58)
Exchange and other adjustments	10	9
Deferred tax liabilities, at 31 December	(2,020)	(2,381)
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
Deferred tax assets
Deferred tax assets, at 1 January	4,783	5,066
(Charge) credit to the income statement	(133)	(283)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	4,650	4,783
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
Deferred tax assets
Deferred tax assets, at 1 January	248	506
(Charge) credit to the income statement	(75)	(258)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	173	248
Prior to offsetting of balances within same taxing jurisdiction | Provisions £m
Deferred tax assets
Deferred tax assets, at 1 January	221	260
(Charge) credit to the income statement	(22)	(39)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	199	221
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business £m
Deferred tax assets
Deferred tax assets, at 1 January	233	114
(Charge) credit to the income statement	(167)	119
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	(13)
Other credit to equity	0	0
Deferred tax assets, at 31 December	53	233
Prior to offsetting of balances within same taxing jurisdiction | Share- based payments £m
Deferred tax assets
Deferred tax assets, at 1 January	58	36
(Charge) credit to the income statement	(1)	10
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	0
Other credit to equity	(23)	12
Deferred tax assets, at 31 December	34	58
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
Deferred tax assets
Deferred tax assets, at 1 January	47	47
(Charge) credit to the income statement	(9)	0
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	38	47
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
Deferred tax assets
Deferred tax assets, at 1 January	1,667	2,423
(Charge) credit to the income statement	(63)	(84)
(Charge) credit to other comprehensive income	(9)	(672)
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	1,595	1,667
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(708)	(541)
Credit (charge) to the income statement	164	(167)
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(544)	(708)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations1 £m
Deferred tax assets
Deferred tax assets, at 1 January	50	8
(Charge) credit to the income statement	0	0
(Charge) credit to other comprehensive income	16	42
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	66	50
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
Deferred tax assets
Deferred tax assets, at 1 January	102	281
(Charge) credit to the income statement	(10)	(179)
(Charge) credit to other comprehensive income	0	0
Transfer to disposal group	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	92	102
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(258)	(474)
Credit (charge) to the income statement	(85)	141
Credit to other comprehensive income	22	66
Acquisitions		0
Exchange and other adjustments	10	9
Deferred tax liabilities, at 31 December	(311)	(258)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(92)	(162)
Credit (charge) to the income statement	(31)	70
Credit to other comprehensive income	0	0
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(123)	(92)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(352)	(332)
Credit (charge) to the income statement	124	38
Credit to other comprehensive income	0	0
Acquisitions		(58)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(228)	(352)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(971)	(1,019)
Credit (charge) to the income statement	3	(5)
Credit to other comprehensive income	154	53
Acquisitions		0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	£ (814)	£ (971)